Financial instruments - Contractual Maturities (Details) - CAD ($)	Sep. 30, 2018	Sep. 30, 2017
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 1,134,802,000	$ 1,004,307,000
Accrued compensation	602,245,000	578,886,000
Borrowings	1,800,893,000	1,862,003,000
Clients’ funds obligations	328,324,000	314,233,000
Financial liabilities	3,959,729,000	3,820,772,000
Accounts payable and accrued liabilities, contractual cash flows	1,134,802,000	1,004,307,000
Accrued compensation, contractual cash flows	602,245,000	578,886,000
Clients' funds obligations, contractual cash flows	328,324,000	314,233,000
Financial liabilities, contractual cash flows	4,146,964,000	4,067,545,000
Senior U.S. and euro unsecured notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	1,517,334,000	1,542,428,000
Borrowings, contractual cash flows	1,753,402,000	1,823,352,000
Unsecured committed revolving credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	194,795,000	200,000,000
Borrowings, contractual cash flows	222,331,000	226,810,000
Obligations other than finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	30,124,000	61,703,000
Borrowings, contractual cash flows	30,794,000	63,454,000
Obligations under finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	29,909,000	29,794,000
Borrowings, contractual cash flows	30,976,000	31,109,000
Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	28,731,000	28,078,000
Borrowings, contractual cash flows	29,155,000	28,787,000
Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	37,922,000	90,000
Derivative financial liabilities, contractual cash flows	49,173,000	17,036,000
Derivative financial assets, contractual cash flows	(6,693,000)	(16,989,000)
Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	43,217,000	58,844,000
Derivative financial liabilities, contractual cash flows	988,595,000	849,762,000
Derivative financial assets, contractual cash flows	(1,020,985,000)	(846,228,000)
Interest rate swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	12,326,000	2,409,000
Derivative financial liabilities, contractual cash flows	61,279,000	63,248,000
Derivative financial assets, contractual cash flows	(56,434,000)	(70,222,000)
Less than one year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	1,134,802,000	1,004,307,000
Accrued compensation, contractual cash flows	602,245,000	578,886,000
Clients' funds obligations, contractual cash flows	328,324,000	314,233,000
Financial liabilities, contractual cash flows	2,492,845,000	2,080,899,000
Less than one year | Senior U.S. and euro unsecured notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	354,575,000	124,201,000
Less than one year | Unsecured committed revolving credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	6,573,000	6,400,000
Less than one year | Obligations other than finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	19,319,000	33,850,000
Less than one year | Obligations under finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	12,909,000	14,086,000
Less than one year | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	20,302,000	13,986,000
Less than one year | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	18,120,000	5,486,000
Derivative financial assets, contractual cash flows	(4,012,000)	(5,417,000)
Less than one year | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	326,950,000	83,877,000
Derivative financial assets, contractual cash flows	(328,646,000)	(91,446,000)
Less than one year | Interest rate swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	17,508,000	14,055,000
Derivative financial assets, contractual cash flows	(16,124,000)	(15,605,000)
Between one and two years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	0	0
Accrued compensation, contractual cash flows	0	0
Clients' funds obligations, contractual cash flows	0	0
Financial liabilities, contractual cash flows	150,907,000	386,090,000
Between one and two years | Senior U.S. and euro unsecured notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	113,955,000	343,207,000
Between one and two years | Unsecured committed revolving credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	6,591,000	6,400,000
Between one and two years | Obligations other than finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	9,393,000	18,623,000
Between one and two years | Obligations under finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	10,005,000	8,341,000
Between one and two years | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	1,613,000	2,988,000
Between one and two years | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	16,901,000	6,530,000
Derivative financial assets, contractual cash flows	(1,830,000)	(5,083,000)
Between one and two years | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	80,922,000	317,085,000
Derivative financial assets, contractual cash flows	(88,027,000)	(310,451,000)
Between one and two years | Interest rate swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	17,508,000	14,055,000
Derivative financial assets, contractual cash flows	(16,124,000)	(15,605,000)
Between two and five years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	0	0
Accrued compensation, contractual cash flows	0	0
Clients' funds obligations, contractual cash flows	0	0
Financial liabilities, contractual cash flows	1,044,301,000	1,055,417,000
Between two and five years | Senior U.S. and euro unsecured notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	814,337,000	818,095,000
Between two and five years | Unsecured committed revolving credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	209,167,000	214,010,000
Between two and five years | Obligations other than finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	2,082,000	10,981,000
Between two and five years | Obligations under finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	8,062,000	8,682,000
Between two and five years | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	5,826,000	9,130,000
Between two and five years | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	14,152,000	5,020,000
Derivative financial assets, contractual cash flows	(851,000)	(6,489,000)
Between two and five years | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	304,798,000	291,798,000
Derivative financial assets, contractual cash flows	(315,349,000)	(291,936,000)
Between two and five years | Interest rate swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	26,263,000	35,138,000
Derivative financial assets, contractual cash flows	(24,186,000)	(39,012,000)
Beyond five years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	0	0
Accrued compensation, contractual cash flows	0	0
Clients' funds obligations, contractual cash flows	0	0
Financial liabilities, contractual cash flows	458,911,000	545,139,000
Beyond five years | Senior U.S. and euro unsecured notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	470,535,000	537,849,000
Beyond five years | Unsecured committed revolving credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	0
Beyond five years | Obligations other than finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	0
Beyond five years | Obligations under finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	0
Beyond five years | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	1,414,000	2,683,000
Beyond five years | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	0	0
Derivative financial assets, contractual cash flows	0	0
Beyond five years | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	275,925,000	157,002,000
Derivative financial assets, contractual cash flows	(288,963,000)	(152,395,000)
Beyond five years | Interest rate swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	0	0
Derivative financial assets, contractual cash flows	$ 0	$ 0